Financial instruments - Schedule of fair value measurements of assets (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 10,460	$ 417
Financial liabilities	881	0
Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Financial liabilities	0	0
Level 2
Disclosure of financial assets [line items]
Financial assets	10,030	0
Financial liabilities	881	0
Level 3
Disclosure of financial assets [line items]
Financial assets	430	417
Financial liabilities	$ 0	$ 0